Pensions and Other Post-employment Benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Present value of scheme obligations	£ (20,191)	£ (21,310)	£ (20,353)
Actual return on plan assets	(424)	(1,056)	(984)
Group [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	5,207	3,911	4,213
Equity, unlisted	4	5	8
Multi-asset funds	1,415	2,075	2,700
Property, listed	68	57	55
Property, unlisted	657	585	607
Corporate bonds, listed	2,618	2,333	1,293
Corporate bonds, unlisted	15	20	349
Government bonds, listed	6,762	7,812	6,615
Insurance contracts	2,251	2,397	2,238
Other (liabilities)/assets	91	11	354
Fair value of assets	19,088	19,206	18,432
Asset Ceiling Restrictions	(26)
Present value of scheme obligations	(20,191)	(21,310)	(20,353)
Net surplus/(obligation)	(1,129)	(2,104)	(1,921)
Actual return on plan assets	686	1,428	1,488
Group [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	741	183	127
Group [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(1,870)	(2,287)	(2,048)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	3,954	2,686	2,904
Equity, unlisted	0
Multi-asset funds	1,415	2,075	2,700
Property, listed	0
Property, unlisted	502	447	460
Corporate bonds, listed	1,503	1,113	297
Corporate bonds, unlisted	0		326
Government bonds, listed	5,054	6,055	4,923
Insurance contracts	1,334	1,409	1,406
Other (liabilities)/assets	130	203	35
Fair value of assets	13,632	13,582	12,981
Asset Ceiling Restrictions	0
Present value of scheme obligations	(13,299)	(13,858)	(13,293)
Net surplus/(obligation)	333	(276)	(312)
Actual return on plan assets	541	1,092	787
UK [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	606	77	70
UK [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(273)	(353)	(382)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	522	539	671
Equity, unlisted	0
Multi-asset funds	0
Property, listed	0
Property, unlisted	154	136	145
Corporate bonds, listed	975	1,066	855
Corporate bonds, unlisted	0
Government bonds, listed	724	758	803
Insurance contracts	0
Other (liabilities)/assets	149	136	315
Fair value of assets	2,524	2,635	2,789
Asset Ceiling Restrictions	0
Present value of scheme obligations	(3,248)	(3,445)	(3,506)
Net surplus/(obligation)	(724)	(810)	(717)
Actual return on plan assets	97	159	356
US [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	0
US [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(724)	(810)	(717)
Rest of World [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	731	686	638
Equity, unlisted	4	5	8
Multi-asset funds	0
Property, listed	68	57	55
Property, unlisted	1	2	2
Corporate bonds, listed	140	154	141
Corporate bonds, unlisted	15	20	23
Government bonds, listed	984	999	889
Insurance contracts	917	988	832
Other (liabilities)/assets	72	78	74
Fair value of assets	2,932	2,989	2,662
Asset Ceiling Restrictions	(26)
Present value of scheme obligations	(3,644)	(4,007)	(3,554)
Net surplus/(obligation)	(738)	(1,018)	(892)
Actual return on plan assets	48	177	345
Rest of World [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	135	106	57
Rest of World [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	£ (873)	£ (1,124)	£ (949)